Subsequent events (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended						0 Months Ended					0 Months Ended				12 Months Ended		3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	May 20, 2014 Subsequent event	May 16, 2014 Subsequent event	Feb. 25, 2014 Subsequent event employee	Jan. 02, 2014 Subsequent event	Mar. 31, 2014 Chief Executive Officer (John N. Hatsopoulos)	Mar. 26, 2014 Chief Executive Officer (John N. Hatsopoulos)	Jan. 06, 2014 Demand notes	Dec. 31, 2012 Demand notes	Jan. 06, 2014 Demand notes Subsequent event	Dec. 31, 2013 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2012 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Jan. 06, 2014 Revolving credit facility	Dec. 31, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Jan. 06, 2014 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos) Subsequent event	Dec. 31, 2013 Common stock	Dec. 31, 2012 Common stock	Mar. 17, 2014 Common stock Subsequent event
Subsequent Event [Line Items]
Stock Issued During Period Shares Restricted Stock					647,706	647,706
Share Price					$ 4.75	$ 4.75
Certificate of deposit securing letter of credit								$ 583,073
Senior convertible promissory note, related party	3,000,000		3,000,000	0							1,750,000	1,337,500	1,750,000	1,750,000	1,300,000
Interest paid on debt	233,220	0	55,639	0							175,311					25,347
Amount outstanding																	1,200,000		1,200,000
Shares of common stock issued in private placements																				1,476,789	212,500	1,400
Private placements, price in usd per share																				$ 4.50		$ 4.50
Stock Issued During Period, Value, New Issues																						6,300
Number of service employees covered under Collective Bargaining Agreement							3
Working capital line of credit with related party									1,500,000	3,500,000								1,500,000
Proceeds From Sale Of Restricted Common Stock					$ 3,076,604